Consolidated statements of cash flows	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Operating activities
Net loss for the year	$ (2,668,254)	$ (3,129,368)	$ (3,763,075)
Items not affecting cash
Deferred income tax expense	314,141
Depreciation	16,638	19,564	24,199
Impairment of exploration and evaluation assets			501,620
Amortization of right-of-use assets	121,479	121,432	121,432
Arrangement fee on gold loan payable			50,000
Interest, accretion and standby fees on gold loan payable	394,371	371,250	216,918
Unrealized (gain) loss on derivative financial liabilities	18,156	(44,049)	66,631
Unrealized (gain) loss on gold in trust	35,775	(199,379)	(236,217)
Realized gain on sale of gold in trust		(19,413)	(200,932)
Unrealized foreign exchange gain on gold loan payable	(11,535)	(81,331)	(102,104)
Unrealized gain on warrant liability	(1,747,884)
Unrealized foreign exchange loss on gold in trust	4,011	21,017	73,937
Share-based payments	1,870,800	1,784,500	933,120
Accounts receivable and prepaid expenses	19,370	(14,291)	243,699
Trade and other payables	19,352	(83,294)	178,447
Net cash used in operating activities	(1,613,580)	(1,253,362)	(1,892,325)
Investing activities
Property, plant and equipment – purchase	(10,505)	(6,783)	(427,597)
Exploration and evaluation assets – costs	(2,784,645)	(1,750,935)	(3,324,173)
Net cash used in investing activities	(2,795,150)	(1,757,718)	(3,751,770)
Financing activities
Issuance of shares, net of share issue costs	11,610,581	3,850,209
Options exercised	564,750	158,090
Share issue costs on cashless exercise of options (Note 9(d))		(40,157)
Share issue costs (Note 9(b))		(40,990)
Warrants exercised		10,000
Net proceeds on gold in trust		818,360	1,577,704
Repayment of lease liabilities	(130,923)	(121,948)	(101,975)
Net cash from financing activities	12,044,408	4,633,564	1,475,729
Change in cash and cash equivalents	7,635,678	1,622,484	(4,168,366)
Cash and cash equivalents, beginning of year	2,534,698	912,214	5,080,580
Cash and cash equivalents, end of year	$ 10,170,376	$ 2,534,698	$ 912,214